Supplemental Guarantor Information - Consolidated Statement of Comprehensive Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Supplemental Statements Of Comprehensive Income [Line Items]
Consolidated net (loss) income	$ (11,654)	$ (594)	$ 10,527	$ 10,329
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Unrealized gain on available-for sale securities, net of taxes			0	0
Valuation of the effective portion of derivative financial instruments, net of taxes	(266)	(14)	715	(27)
Exchange differences on translation of foreign operations	15,207	776	16,052	(5,407)
Exchange differences on translation of foreign operations				(5,407)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods	14,941	762	16,767	(5,434)
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes	28	1	(123)	138
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:	28	1	(123)	138
Total comprehensive (loss) income, net of tax	14,969	763	16,644	(5,296)
Total comprehensive income	3,315	169	27,171	5,033
Attributable to:
Equity holders of the parent	3,341	170	24,818	5,437
Non-controllinginterest	(26)	(1)	2,353	(404)
Consolidated comprehensive income for the year, net of tax	3,315	$ 169	27,171	5,033
Coca-Cola FEMSA [member]
Supplemental Statements Of Comprehensive Income [Line Items]
Consolidated net (loss) income	(12,803)		10,070	10,235
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Unrealized gain on available-for sale securities, net of taxes			0	0
Valuation of the effective portion of derivative financial instruments, net of taxes	(192)		664	(77)
Exchange differences on translation of foreign operations	16,345		14,207
Exchange differences on translation of foreign operations				(4,853)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods			14,871	(4,930)
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes	(10)		(123)	132
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:			(123)	132
Total comprehensive (loss) income, net of tax	16,143		14,748	(4,798)
Total comprehensive income	3,340		24,818	5,437
Attributable to:
Equity holders of the parent	3,340		24,818	5,437
Consolidated comprehensive income for the year, net of tax	3,340		24,818	5,437
Wholly-Owned guarantors subsidiaries [member]
Supplemental Statements Of Comprehensive Income [Line Items]
Consolidated net (loss) income	15,874		15,451	8,602
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Unrealized gain on available-for sale securities, net of taxes			0	0
Valuation of the effective portion of derivative financial instruments, net of taxes	(554)		371	304
Exchange differences on translation of foreign operations	5,245		(8,756)
Exchange differences on translation of foreign operations				(4,585)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods			(8,385)	4,889
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes	171		(117)	21
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:			(117)	21
Total comprehensive (loss) income, net of tax	4,862		(8,502)	4,910
Total comprehensive income	20,736		6,949	13,512
Attributable to:
Equity holders of the parent	20,736		6,949	13,512
Consolidated comprehensive income for the year, net of tax	20,736		6,949	13,512
Combined non-guarantor subsidiaries [member]
Supplemental Statements Of Comprehensive Income [Line Items]
Consolidated net (loss) income	(14,754)		8,940	8,488
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Unrealized gain on available-for sale securities, net of taxes			0	0
Valuation of the effective portion of derivative financial instruments, net of taxes	(266)		(202)	4
Exchange differences on translation of foreign operations	15,293		15,871
Exchange differences on translation of foreign operations				(5,536)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods			15,669	(5,532)
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes	32		(144)	117
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:			(144)	117
Total comprehensive (loss) income, net of tax	15,059		15,525	(5,415)
Total comprehensive income	305		24,465	3,073
Attributable to:
Equity holders of the parent	331		22,112	3,477
Non-controllinginterest	(26)		2,353	(404)
Consolidated comprehensive income for the year, net of tax	305		24,465	3,073
Eliminations [member]
Supplemental Statements Of Comprehensive Income [Line Items]
Consolidated net (loss) income	29		(23,934)	(16,996)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Unrealized gain on available-for sale securities, net of taxes			0	0
Valuation of the effective portion of derivative financial instruments, net of taxes	746		(118)	(258)
Exchange differences on translation of foreign operations	(21,676)		(5,270)
Exchange differences on translation of foreign operations				397
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods			(5,388)	139
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes	(165)		261	(132)
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:			261	(132)
Total comprehensive (loss) income, net of tax	(21,095)		(5,127)	7
Total comprehensive income	(21,066)		(29,061)	(16,989)
Attributable to:
Equity holders of the parent	(21,066)		(29,061)	(16,989)
Consolidated comprehensive income for the year, net of tax	$ (21,066)		$ (29,061)	$ (16,989)